CONSOLIDATED BALANCE SHEETS (USD $)	Oct. 31, 2011	Jan. 31, 2011	Jan. 31, 2010
Current assets:
Cash	$ 1,064,399	$ 1,268,254	$ 373
Due from third party	5,907
Prepaid expenses	18,812
Prepaid expenses - related party		33,784
Total current assets	1,089,118	1,302,038	373
Property and equipment, net	8,306
Mining rights	47,500	20,000
Total assets	1,144,924	1,322,038	373
Current liabilities:
Accounts payable	46,842	27,129	29,519
Accounts payable - related party	9,400	52,250	175,394
Notes and interest payable - related party			20,930
Derivative liabilities	2,159,709	2,305,770
Other accrued liabilities		2,500	142
Total current liabilities	2,215,951	2,387,649	225,985
Total liabilities	2,215,951	2,387,649	225,985
Commitments and contingencies
Stockholders' deficit:
Preferred stock	22,000	22,000
Common stock	109,451	92,701	58,063
Additional paid-in capital	1,955,049	1,678,791	960,005
Deficit accumulated during the exploration stage	(3,157,527)	(2,859,103)	(1,243,680)
Total stockholders' deficit	(1,071,027)	(1,065,611)	(225,612)
Total liabilities and stockholders' deficit	$ 1,144,924	$ 1,322,038	$ 373